Total
SafeGuard Core One Fund
SUMMARY SECTION
Investment Objective
The SafeGuard Core One Fund (the “Fund”) seeks capital appreciation in both rising and falling markets, while minimizing downside volatility.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SafeGuard Core One Fund		Insitutional Shares	Investor Shares
Management Fees	[1]	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.50%	0.50%
Total Annual Fund Operating Expenses		2.00%	2.25%
Fee Waiver and/or Expense Reimbursement	[3]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.00%
[1]	The management fee paid to SafeGuard Asset Management, LLC (the "Adviser") is calculated and accrued daily, at an annual rate based on the Fund's average daily net assets, and consists of (i) an initial fee calculated at a rate of 1.00% of the Fund’s average daily net assets during the first 12 months of the Fund’s operations and, thereafter, (ii) a base fee of 1.50% that is adjusted upward or downward depending upon the performance of the Fund's Institutional Shares relative to the S&P 500 Index over a rolling 12-month period. The base fee of 1.50%, once effective, represents the management fee in the event that the total return performance of the Fund's Institutional Shares equals the total return performance of the S&P 500 Index plus 7.50%. Depending on the performance of the Fund's Institutional Shares relative to the performance of the S&P 500 Index over a rolling 12-month period, the Fund's annual management fee, after the first 12 months of the Fund’s operations, may increase or decrease by a maximum of 1.50% and, accordingly will range from a minimum of 0.00% (in the event that the performance of the Fund's Institutional Shares is equal to or lower than the performance of the S&P 500 Index) to a maximum of 3.00% (in the event that the performance of the Fund's Institutional Shares exceeds the performance of the S&P 500 Index by 15% or more). For additional information regarding the management fee and the performance adjustment, please refer to the section entitled “Investment Adviser” later in this Prospectus.
[2]	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
[3]	The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.25%, subject to exclusions, through January 1, 2024 (“Expense Cap”). The following categories of expenses are excluded from the Expense Cap and, if incurred, will be borne by the Fund: the management fee, all taxes, interest, portfolio transaction expenses, class-specific distribution and service (Rule 12b-1) fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) any then current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - SafeGuard Core One Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Shares	203	679
Insitutional Shares	178	603

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover rate is not provided because, as of the date of this Prospectus, the Fund had not yet completed its first fiscal year.

Principal Investment Strategies

SafeGuard Asset Management (the “Adviser”) takes a risk managed approach in pursuit of the Fund’s investment objective by employing a proprietary investment model to allocate the Fund’s assets among three principal investment strategies: S&P 500 Strategy, Futures Overlay Strategy, and Protection Strategy. In doing so, the Fund seeks to deliver equity returns higher than those of the S&P 500® Index with less volatility.

In addition, in an effort to hedge against equity volatility, enhance returns, or for liquidity purposes, the Adviser will invest a portion of the Fund’s assets in cash or cash equivalents including, but not limited to, short-term investment funds, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, and/or bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations. These cash and cash equivalents may be utilized outside of or within the Fund’s three principal strategies, or both.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 15-30% of its assets, in the aggregate, to the S&P 500 and Protection Strategies, and approximately 15-25% of its assets to the Futures Overlay Strategy, with the balance of the Fund’s assets being allocated to cash and cash equivalents. However, as market conditions change the allocations may be higher or lower.

The strategies employed by the Fund are:

The S&P 500 Strategy seeks to correspond generally with the returns of the S&P 500 Index through use of S&P 500 Index futures contracts. The index futures contracts are expected to represent, in aggregate, up to 120% of the value of the Fund’s net assets.

Under the Protection Strategy, which seeks to provide downside protection in declining markets, the Fund purchases long dated put options on the S&P 500 Index. The put options are expected to cover 100% of the Fund’s net asset value and will be rolled 2-4 months before expiration in order to establish longer dated protection and to mitigate the time decay (theta) associated with owning the options. The strike levels for the put options are expected to be at or near the money.

The Futures Overlay Strategy is designed to produce capital appreciation and diversification. The Fund executes its Futures Overlay Strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary transacts in a swap or option contract that provides exposure to a private investment vehicle organized under Delaware law (the “Commodity Fund”). The Commodity Fund, in turn, invests in a variety of commodity-based sub-strategies. The sub-strategies in which the Commodity Fund invests employ a combination of futures, forwards, options, spot contracts, or swaps, each of which may be tied to stock indices, precious metals, industrial metals, energy resources, currencies, interest rates, or agricultural products. The swap or option contract entered into by the Subsidiary may also be used as a substitute for direct exposure to commodities and for hedging. By utilizing a swap or option contract to gain exposure to the Commodity Fund, such transaction will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Commodity Fund. The Futures Overlay Strategy is designed to be diversified and the commodity-based sub-strategies underlying the Commodity Fund are not expected to have returns that are highly correlated to each other or the equity markets. The Fund’s Adviser also serves as the investment adviser of the Subsidiary, and the Subsidiary is subject to the same investment restrictions as the Fund. The Fund does not utilize more than 25% of its assets in contracts with any one counterparty.

The overall investment strategy of the Fund acknowledges a broad range of economic outcomes and is designed to outperform the S&P 500 Index over a full market cycle. In summary, the S&P 500 Strategy seeks to correspond generally with the returns of the S&P 500 Index through use of index futures contracts. The Futures Overlay strategy seeks to provide capital appreciation and reduce volatility through exposure to one or more diversified baskets of investment strategies, which may include a variety of derivative instruments and other investments. The Protection Strategy seeks to provide downside protection in declining markets by using long dated index put options. Together, the strategies seek to provide equity-like returns with less volatility than the overall market. Additionally, the remainder of the Fund’s assets will be held in cash or cash equivalent investments for liquidity purposes, for hedging purposes, or to enhance returns. The Adviser's intended result is dynamic equity exposure in the Fund, allowing for equity returns in appreciating markets and capital protection in declining markets.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund’s principal investment strategies and principal risks is contained in the Fund’s Statement of Additional Information (the “SAI”). The following principal risks could affect the value of your investment.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through the Fund’s indirect exposure to the Commodity Fund obtained through the Fund’s investment in the Subsidiary:

Asset Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of various factors and Adviser’s ability to select the appropriate mix of asset classes based on its analysis of such factors, which may prove incorrect. The Fund may experience losses or poor relative performance if the Adviser allocates a significant portion of the Fund’s assets to an asset class that does not perform as the Adviser anticipated, including relative to other asset classes. The Fund may underperform funds that allocate their assets differently than the Fund.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund’s Adviser may not be successful in implementing the Fund’s investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, which may impact the Fund.

Leverage Risk. The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage. Leverage transactions, including investing in certain derivatives, such as futures contracts and options, create the risk of magnified capital losses. The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage. The effect of leverage on the Fund’s returns may be magnified by market movements or changes in the cost of leveraging.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models supplied by third parties and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument’s original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund. The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful. The degree of protection provided by the Protection Strategy will vary depending on the size of the Protection Strategy (expected to be 100% of NAV) versus the size of the S&P 500 Strategy (which can be as high as 120% of NAV), as well as the strike prices of put options used in the Protection Strategy. When the S&P Strategy is larger than the Protection Strategy, protection will be incomplete. When the strike prices used in the Protection Strategy are significantly lower than current market levels, greater losses can occur before the protection provided by the put options is effective.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

U.S. Treasury and Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities. Securities issued or guaranteed by the U.S. government that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate.

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. Equities may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small transaction in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked. Changes in the value of an index may be difficult to predict and it is possible that an investment in a security or derivative linked to an index may cause the value of the Fund to decrease. Certain indexed securities may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes or ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. The value of the Fund’s positions in equity index options will fluctuate in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses. Furthermore, the Fund’s options-based Futures Overlay and Protection Strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities.

Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty, including derivative instruments and transactions. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Performance Based Fee Risk. Performance-based fees create certain inherent conflicts of interest with respect to the Adviser’s management of assets. Specifically, the Adviser’s entitlement to a performance-based fee in managing the Fund may create an incentive for the Adviser to take risks in managing assets that the Adviser would not otherwise take in the absence of such arrangements. In addition, since performance-based fees reward the Adviser for strong performance in accounts which are subject to such fees, such as the Fund, the Adviser may have an incentive to favor these accounts over those that have only asset-based fees (i.e., fees based simply on the amount of assets under management in an account) with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities. This potential conflict has been reduced by the Adviser’s adoption of trade allocation and trade aggregation policies and procedures.

Tax Risk. Certain of the Fund’s investment strategies may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund. By investing in commodities indirectly through the Subsidiary, the Fund intends to obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. The Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Internal Revenue Code of 1986, as amended (the “Code”) generated by or expected to be generated by the Subsidiary's investments during the fiscal year. If the Subsidiary were to fail to make sufficient dividend distributions to the Fund, all or a portion of the income from the Fund's investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years and, as a result, the Fund would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a regulated investment company would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund.

Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of the Fund will indirectly be subject to the principal risks of the Subsidiary by virtue of the Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to the Fund’s returns. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information, when available, may be obtained at no cost to shareholders by visiting www.safeguardam.com.